Intangible Assets, Net (Details) - Schedule of estimated future amortization expense - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Estimated Future Amortization Expense Abstract
2023	$ 192,351
2024	144,117
2025	139,541
2026	123,943
2027	105,102
2028 and after	264,990
Total	$ 970,044	$ 1,050,499